Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of deferred tax liabilities, net
	December 31,
	2020	2019
Deferred taxes assets	$39,750	$38,865
Deferred tax liabilities	(68,367)	(53,854)
	$(28,617)	$(14,989)
	December 31,
	2020	2019
Net operating losses carried forward	$5,377	$6,115
Intangibles, fixed asset and right-of-use assets	(78,885)	(56,036)
Lease liability	31,358	22,863
Differences in measurement basis (cash basis for tax purposes)	(683)	(345)
Other	14,216	12,414
	$(28,617)	$(14,989)

Schedule of pre-tax income
	Year ended December 31,
	2020	2019	2018
Domestic (Israel)	106,974	$88,942	$80,948
Foreign	36,782	30,895	20,379

Total	$143,756	$119,837	$101,327

ScheduleOfTaxesOnIncomeTaxBenefitTableTextBlock
	Year ended December 31,
	2020	2019	2018
Current taxes	$23,015	$40,181	$30,302
Deferred taxes	8,254	(12,980)	(6,001)

Total	$31,269	$27,201	$24,301

Schedule of theoretical tax expense
	Year ended December 31,
	2020	2019	2018
Income before income taxes, as per the statement of operations	$143,756	$119,837	$101,327

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	33,064	27,563	23,305
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	2,544	792	1,393
Effect of different tax rates	(774)	1,114	379
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(5,426)	(2,557)	(1,233)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	1,877	1,087	(796)
Taxes in respect of prior years	280	(569)	(485)
Uncertain tax positions	285	1,889	2,703
Other	(581)	(2,118)	(965)
Taxes on income	$31,269	$27,201	$24,301

Schedule of total unrecognized tax benefits
Balance as of January 1, 2018	4,024

Decrease related to prior years’ tax positions	(198)
Increase related to current year tax positions	2,775

Balance as of December 31, 2018	6,601

Decrease related to prior years’ tax positions	(243)
Increase related to current year tax positions	1,999

Balance as of December 31, 2019	8,357

Acquisition of subsidiaries	1,057
Decrease related to prior years’ tax positions	(1,733)
Increase related to current year tax positions	1,410
Balance as of December 31, 2020	9,091